Long-Term Investments (Details)			1 Months Ended								12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	May 31, 2019	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 06, 2022	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Long-Term Investments [Line Items]
Recognized investment losses											$ 619	$ 14,072	$ 14,025
Paid consideration | ¥															¥ 10,000,000
Equity interest percentage											100.00%
Impairment for investment													27,900
Membership service amount (in Yuan Renminbi) | ¥																				¥ 1,500,000
Provided for investment													236,053
Shareholding interest						0.98%		1.50%			37.81%
Cash consideration (in Yuan Renminbi)								¥ 90,000										$ 29,467,667	¥ 200,000,000
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Cash consideration | ¥							¥ 850,000
Jiazhong [Member]
Long-Term Investments [Line Items]
Recognized investment losses											$ (365,102)
Paid consideration														$ 1,408,469	10,000,000
Investment in Jinshuibanlv [Member]
Long-Term Investments [Line Items]
Invest amount																					$ 1,126,776	¥ 8,000,000
Equity interest percentage																					4.00%	4.00%
Impairment for investment											1,129,800
Investment in Zhongfei [Member]
Long-Term Investments [Line Items]
Equity interest percentage													3.00%							3.00%
Impairment for investment												446,025
Amount receivable due																								$ 422,541	¥ 3,000,000
Customized service amount (in Yuan Renminbi) | ¥																				¥ 3,000,000
Investment in Yinzhirun [Member]
Long-Term Investments [Line Items]
Cash consideration									$ 281,694	¥ 2,000,000
Impairment for investment											282,450
Investment in Cheyi [Member]
Long-Term Investments [Line Items]
Equity interest percentage													0.50%							0.50%
Amount receivable due																								$ 223,626	¥ 1,587,719
Investment in Zhongfuze [Member]
Long-Term Investments [Line Items]
Cash consideration	$ 70,424	¥ 500,000
Paid consideration | ¥															500,000
Investment in Outu [Member]
Long-Term Investments [Line Items]
Cash consideration			$ 422,541	¥ 3,000,000
Impairment for investment												74,337
Cash paid (in Yuan Renminbi) | ¥																¥ 500,000
Cash paid amount												70,424
Investment in Qianshier [Member]
Long-Term Investments [Line Items]
Impairment for investment												74,337
Amount receivable due														$ 70,424									¥ 500,000
Investment in Jiamenkou [Member]
Long-Term Investments [Line Items]
Impairment for investment												74,337
Amount receivable due																										$ 70,424	¥ 500,000
Investment in Yueteng [Member]
Long-Term Investments [Line Items]
Amount receivable due																										$ 70,424	¥ 500,000
Investment in Taizhoujia [Member]
Long-Term Investments [Line Items]
Impairment for investment												$ 74,337
Investment in Funeng [Member]
Long-Term Investments [Line Items]
Cash consideration | ¥					¥ 570,000
Paid consideration | ¥															¥ 270,000
Impairment for investment											$ 38,131
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding							17.00%
Jiazhong [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding											33.00%			33.00%									33.00%
Investment in Zhongfei [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																								3.00%	3.00%
Investment in Yinzhirun [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding									0.45%	0.45%
Investment in Cheyi [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																								0.50%	0.50%
Investment in Zhongfuze [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding	11.11%	11.11%
Wanchang [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																	0.64%
Investment in Outu [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding			15.00%	15.00%
Investment in Qianshier [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding														5.00%									5.00%
Investment in Jiamenkou [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																										5.00%	5.00%
Investment in Yueteng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																										5.00%	5.00%
Investment in Funeng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding					19.00%